Risk Administration (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	$ 454,238,058	$ 450,953,277
Financial liability		$ 1,927,631,748
Percentage of entity's revenue	32.00%	26.00%
Percentage of entity total costs	62.00%	63.00%	63.00%
Foreign exchange gain (loss)	$ 65,944,570	$ 20,173,381	$ 10,149,345
Gain loss on exchange difference net of tax,hypothetical effect on net income	545,052	43,941	307,399
Profit (loss) from operating activities	239,966,967	218,761,616	330,471,299
Finance costs	77,023,048	75,930,875	35,660,493
Income from indexation units	$ (14,025,895)	$ 1,198,565	$ 2,529,298
Malt percentage in direct cost	8.00%	6.00%	8.00%
Cost of cans percentage in direct costs	21.00%	24.00%	20.00%
Percentage of grape needs acquire from long-term agreements	17.00%	15.00%	15.00%
Wine cost percentage in direct costs	56.00%	59.00%	60.00%
Cost of sales, food and beverage	$ 1,090,286,882	$ 1,188,930,623	$ 1,014,092,586
Credit worthiness percentage	99.00%	99.00%
Provisions	$ 7,751,305	$ 5,689,741
Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from operating activities	60,164,242	63,345,544	56,990,988
Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	287,347,360	417,864,198
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	135,198,194	127,903,707
Associates [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	1,743,988	2,147,907
Operating segments [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	65,944,570	20,173,381	10,149,345
Profit (loss) from operating activities	253,283,175	231,431,156	320,880,849
Finance costs	77,023,048	75,930,875	$ 35,660,493
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 7,510,628	$ 274,781
CHILE
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	5.00%	6.00%	5.00%
Gain loss on exchange difference net of tax,hypothetical effect on net income	$ 41,161,484	$ 43,950,998	$ 34,891,134
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%	10.00%
Argentine Peso And Parauayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%
Reserve of exchange differences on translation	$ 42,428,954	$ 54,791,581	47,864,606
Currency risk [member]
IfrsStatementLineItems [Line Items]
Credit exposure	673,839,310	624,587,229
Other financial liabilities	544,341,120	516,448,473
Financial assets	$ 564,888,883	$ 590,728,935
Percentage of entity total costs	62.00%	63.00%
Currency risk [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 42,453,444	$ 18,055,830
Accounts receivable percentage in total trade accounts receivable	10.00%	11.00%
description of trade receivable structure in entity	As of December 31, 2023 there were 73 customers (68 customers as of December 31, 2022) with more than ThCh$ 65,000 of debt each, which represent 93% (95% as of December 31, 2022) of VSPT´s total export market accounts receivable.
Credit insurance coverage rate for individual accounts receivable	90.00%
Credit insurance coverage rate for total trade accounts receivable	90.00%	81.00%
Currency risk [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 7,510,628	$ 274,781
Accounts receivable percentage in total trade accounts receivable	65.00%	63.00%
Credit insurance coverage rate	83.00%	82.00%
description of trade receivable structure in entity	As of December 31, 2023, the Company has approximately 1,650 customers (1,692 as of December 31, 2022) with more than Ch$ 10 million in debt each, which altogether represent approximately 89% (87% as of December 31, 2022) of total trade accounts receivable. There are 305 customers (328 customers as of December 31, 2022) with balances in excess of Ch$ 50 million each, representing approximately 78% (76% as of December 31, 2022) of the total accounts receivable. The 88% (88% as of December 31, 2022) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage rate	90.00%
Currency risk [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	42.00%	39.00%
Currency risk [member] | Unidades De Fomento [Member]
IfrsStatementLineItems [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	58.00%	61.00%
Exchange Rate Sensitivity Analysis [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 6,016,424	$ 6,334,554	5,699,099
Interest rate risk [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	100.00%
Inflation Risk [Member]
IfrsStatementLineItems [Line Items]
Income from indexation units	$ 14,025,895	$ 1,198,565	2,529,298
Percentage change in monetary units	3.00%
Inflation risk impact on net income loss	$ 11,592,842	$ 4,681,098	$ 463,190
Raw Material Price Risk [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards	57.00%	45.00%	42.00%
Wine supply percentage from third party	66.00%	73.00%	74.00%
Raw Material Price Risk [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards	34.00%	27.00%	26.00%
Wine supply percentage from third party	48.00%	58.00%	60.00%
Raw Material Price Risk [Member] | International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of cans percentage in direct costs	32.00%	37.00%	38.00%
Change in direct costs impact on loss income before tax	$ 17,294,358	$ 23,328,732	$ 20,522,990
Raw Material Price Risk [Member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	8.00%
Change in direct costs impact on loss income before tax	$ 61,638,324	62,291,401	51,992,161
Raw Material Price Risk [Member] | Wine Operaing Segment [Member]
IfrsStatementLineItems [Line Items]
Change in direct costs impact on loss income before tax	$ 9,926,816	$ 11,714,298	$ 10,139,588
Raw Material Price Risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
IfrsStatementLineItems [Line Items]
Wine cost percentage in direct costs	27.00%	34.00%	36.00%
Commodity price risk [member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	28.00%	26.00%	30.00%